Derivative Financial Instruments (Tables)	12 Months Ended
Feb. 24, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments Designated as Cash Flow Hedges
Activity related to the Company's derivative instruments designated as cash flow hedges consisted of the following (in millions):

	Amount of income (loss) recognized from derivatives
Derivatives designated as hedging instruments	Fiscal 2017	Fiscal 2016	Fiscal 2015	Location of income (loss) recognized from derivatives
Designated interest rate swaps	$47.0	$39.4	$(49.9)	Other comprehensive income (loss), net of tax

Schedule of Derivative Instruments Not Designated as Hedging Instruments
Activity related to the Company's derivative instruments not designated as hedging instruments consisted of the following (in millions):

	Amount of income (loss) recognized from derivatives
Derivatives not designated as hedging instruments	Fiscal 2017	Fiscal 2016	Fiscal 2015	Location of income (loss) recognized from derivatives
Undesignated and ineffective portion of interest rate swaps	$0.6	$0.8	$(2.9)	Other expense (income)